Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 333.0	$ 328.7
Ceded unearned premium	2.2	2.3
Ceded claims and benefits payable	100.2	92.7
Ceded paid losses	0.3	(0.1)
Total	$ 435.7	$ 423.6